UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON DC 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [X]; Amendment Number: 2
This Amendment: 	[X] is a restatement.
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Osher Van de Voorde Investment Management
Address: 	125 N. Raymond Ave. #309
       Pasadena, CA 91103

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 	Brenda Cullen
Title: 	Vice President
Phone: 	626-844-7184

Signature, Place, and Date of Signing:
Brenda Cullen	Pasadena, CA	February 8, 2013

Report Type:
[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

Form 13F File Number		Name
28-				Osher Van de Voorde Investment Management

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		29
Form 13F Information Table Value Total:	$106,657

List of Other Included Managers:		None































No.	Form 13F File Number		Name
       28-				Osher Van de Voorde Investment Management

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                                                                Value      Shares or  Investment  Other  Voting Authority
          Name of Issuer          Title of Class    CUSIP      (x$1,000)     PRN Amt   DiscretionManagers   Sole   Shared   None
3M Company                             COM        88579y101         5,278   56840 SH      Sole             56840
Accenture PLC ADR                  SHS CLASS A    g1151c101         4,621   69495 SH      Sole             69495
AGCO Corporation                       COM        001084102           526   10700 SH      Sole             10700
Amazon Com Inc Com                     COM        023135106         1,914    7630 SH      Sole              7630
Apple Computer Inc                     COM        037833100         5,474   10287 SH      Sole             10287
Automatic Data Processing              COM        053015103         3,729   65495 SH      Sole             65495
Berkshire Hathaway Inc-Del Cl B      CL B NEW     084670702         5,637   62843 SH      Sole             62843
Canadian National Railway Co           COM        136375102         3,850   42300 SH      Sole             42300
Charles Schwab Corp                    COM        808513105         3,628   252670 SH     Sole             252670
Chevron Corp                           COM        166764100         4,445   41100 SH      Sole             41100
Coach, Inc.                            COM        189754104           854   15380 SH      Sole             15380
Colgate Palmolive Co                   COM        194162103         4,018   38437 SH      Sole             38437
Deere & Co Com                         COM        244199105           319    3690 SH      Sole              3690
Emerson Electric                       COM        291011104         4,167   78685 SH      Sole             78685
Exxon Mobil Corp                       COM        30231g102         4,810   55576 SH      Sole             55576
General Electric Co                    COM        369604103           959   45700 SH      Sole             45700
Illinois Tool Wks Inc Com              COM        452308109           462    7600 SH      Sole              7600
iShares Gold Trust                   ISHARES      464285105         3,070   188555 SH     Sole             188555
J P Morgan Chase & Co                  COM        46625h100         5,655   128612 SH     Sole             128612
Johnson & Johnson                      COM        478160104         4,623   65942 SH      Sole             65942
Kinder Morgan Inc                      COM        49456b101         4,547   128700 SH     Sole             128700
Microsoft Corp                         COM        594918104         3,792   141960 SH     Sole             141960
Novartis AG ADR                   SPONSORED ADR   66987v109         5,339   84349 SH      Sole             84349
Pepsico Inc                            COM        713448108         5,074   74153 SH      Sole             74153
Qualcomm Inc                           COM        747525103         4,849   78382 SH      Sole             78382
Teva Pharmaceuticals ADR               ADR        881624209         4,770   127750 SH     Sole             127750
United Technologies Corp               COM        913017109         4,344   52965 SH      Sole             52965
Valmont Industries Inc                 COM        920253101         1,311    9600 SH      Sole              9600
Visa Inc.                            Com CL A     92826c839         4,593   30300 SH      Sole             30300
